Property, plant and equipment - Schedule of Post-Tax Discount Rates Used in Impairment Test (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Group Performs an Impairment Test on Space Segment Assets [Line Items]
Discount rate			10.50%
Geo Charges [Member]
Disclosure of Group Performs an Impairment Test on Space Segment Assets [Line Items]
Value-in-use	€ 619	€ 750	€ 540
Satelite impairment	115	237	56
Slot impairment	99	93
Geo Reversals [Member]
Disclosure of Group Performs an Impairment Test on Space Segment Assets [Line Items]
Value-in-use	496	1,005	177
Satelite impairment	(42)	(74)	(30)
Slot impairment	(26)	(186)
Meo Charges [Member]
Disclosure of Group Performs an Impairment Test on Space Segment Assets [Line Items]
Value-in-use		1,419
Satelite impairment		53
Net Charges [Member]
Disclosure of Group Performs an Impairment Test on Space Segment Assets [Line Items]
Satelite impairment	73	216	€ 26
Slot impairment	€ 73	€ (93)
Minimum [Member] | Geo Charges [Member]
Disclosure of Group Performs an Impairment Test on Space Segment Assets [Line Items]
Discount rate	7.50%		7.10%
Minimum [Member] | Geo Reversals [Member]
Disclosure of Group Performs an Impairment Test on Space Segment Assets [Line Items]
Discount rate	7.50%	6.80%
Maximum [Member] | Geo Charges [Member]
Disclosure of Group Performs an Impairment Test on Space Segment Assets [Line Items]
Discount rate	8.80%	8.90%
Maximum [Member] | Geo Reversals [Member]
Disclosure of Group Performs an Impairment Test on Space Segment Assets [Line Items]
Discount rate	8.80%	8.90%	10.50%
Maximum [Member] | Meo Charges [Member]
Disclosure of Group Performs an Impairment Test on Space Segment Assets [Line Items]
Discount rate		8.90%